GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) $ in Thousands	12 Months Ended
	Oct. 28, 2018 USD ($) reporting_unit	Oct. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units | reporting_unit	6
Acquired finite-lived intangible assets, weighted average useful life	14 years 73 days	15 years
Intangible asset amortization | $	$ 9,648	$ 9,620	$ 9,638